Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Acquisitions and Divestitures [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
A summary of the results of the discontinued operations is presented below:

	Quarter Ended
	June 28, 2013	June 29, 2012
Operations
Revenue	$179	$329

Income from discontinued operations, before taxes	5	34
Tax expense	3	13
Net income from discontinued operations	$2	$21

Disposal
Gain on disposition, before taxes	$25	$—
Tax expense	13	—
Gain on disposition, net of taxes	$12	$—

Income from discontinued operations, net of taxes	$14	$21

Pro Forma Information
The following unaudited pro forma summary presents consolidated information of the Company as if the acquisition of iSOFT had occurred on April 3, 2010 for all periods presented:

	As Reported		Pro Forma - Unaudited
	Twelve Months Ended		Twelve Months Ended
(Amounts in millions, except per-share data)	March 30, 2012	April 1, 2011	March 30, 2012	April 1, 2011
Revenue	$14,476	$14,597	$14,554	$14,791
Net (loss) income attributable to CSC common shareholders	(4,242)	740	(4,344)	618
Basic EPS	$(27.37)	$4.79	$(28.02)	$4.00
Diluted EPS	(27.37)	4.73	(28.02)	3.95

Estimated Fair Values of the Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed at the date of acquisition, including adjustments to the valuation of net assets acquired based on additional information that subsequently became available during fiscal 2012, are summarized as follows:

(Amounts in millions)	Estimated Fair Value
Cash and cash equivalents	$4
Trade receivables	20
Other current assets	8
Intangible assets	26
Property and equipment	4
Trade payables and accrued expenses	(26)
Deferred taxes and uncertain tax positions	(20)
Other liabilities	(2)
Total identifiable net assets acquired	14
Goodwill	157
Total purchase price	$171
The fair values of the assets acquired and liabilities assumed at the date of acquisition, including adjustments to the valuation of net assets acquired based on additional information that subsequently became available during fiscal 2012, are summarized as follows:

(Amounts in millions)	Estimated Fair Value
Cash and cash equivalents	$26
Trade and other receivables	114
Other current assets	14
Deferred tax assets	12
Intangible assets	198
Property and equipment	21
Other non-current assets	3
Trade payables and accrued expenses	(62)
Deferred revenue	(54)
Debt	(315)
Deferred taxes, uncertain tax positions, and other long-term liabilities	(59)
Total identifiable net assets acquired	(102)
Goodwill	302
Total cash purchase price	$200

Intangible Assets Acquired
The components of the definite-lived intangible assets acquired and their respective estimated useful lives are as follows:

(Amounts in millions)	Estimated Fair Value	Estimated Useful Lives (Years)
Customer relationships	$25	2-8
Software	1	1-5
Total intangible assets	$26
The components of the definite-lived intangible assets acquired and their respective estimated useful lives were as follows:

(Amounts in millions)	Estimated Fair Value	Estimated Useful Lives (Years)
Customer relationships	$92	10-13
Software	102	2-7
Trade names	4	1
Total intangible assets	$198